Common Stock, Long-Term Incentive Compensation Plan (Details) - Predecessor [Member] - shares	3 Months Ended	12 Months Ended	72 Months Ended
	Apr. 12, 2016	Dec. 31, 2015	Dec. 31, 2015
2000 Long-Term Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested shares of common stock granted during the year (in shares)			0
2010 Long-Term Incentive Compensation Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested shares of common stock granted during the year (in shares)	0
Maximum number of shares of common stock that was authorized for issuance under 2010 LTIP (in shares)		2,250,000	2,250,000
Number of shares of common stock granted and immediately vested under the 2010 LTIP (in shares)		9,611